UNITED STATES           File No.333-16033
             SECURITIES AND EXCHANGE COMMISSION
                   Washington, D.C. 20549     File No. 811-07921

                         FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]


     Pre-Effective Amendment No.  _1__

     Post-Effective Amendment No. ___


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

     Amendment No. _1__


                       The Bjurman Funds
     (Exact name of Registrant as Specified in Charter)

10100 Santa Monica Boulevard, Suite 1200
Los Angeles, California                          90067-4103
(Address of Principal Executive Offices)         (Zip Code)

Registrant's Telephone Number, including Area Code(310) 553-6577

              G. Andrew Bjurman, Co-President
             O. Thomas Barry, III, Co-President
                      The Bjurman Funds
              10100 Santa Monica Boulevard, Suite 1200
              Los Angeles, California 90067-4103
          (Name and Address of Agent for Service)

COPIES TO:
Julie Allecta, Esq.               Joseph M. O'Donnell, Esq.
Heller Ehrman White & McAuliffe   FPS Services, Inc.
333 Bush Street                   3200 Horizon Drive, P.O. Box 61503
San Francisco, CA 94104-2878      King of Prussia, PA 19406-0903
               Approximate date of proposed public offering:
As soon as practicable after the effective date of this Registration
Statement.

________________________________________________________________

Registrant hereby elects to register an indefinite number of shares of its securities under this Registration Statement pursuant to Rule 24f-2 of the Investment Company Act of 1940, as amended. Registrant will file a Notice pursuant to Rule 24f-2 within two months after the fiscal year end.
________________________________________________________________
Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said
Section 8(a), may determine.

As filed with the U.S. Securities and Exchange
Commission on March 13, 1997

                   TABLE OF CONTENTS

          Registration Statement of The Bjurman Funds


                                                       Page



     1.   Cross-Reference Sheet. . . . . . . . . . . . . .

     2.   Bjurman Micro-Cap Fund
          Part A - Prospectus. . . . . . . . . . . . . . .

     3.   Bjurman Micro-Cap Fund-Part B-
          Combined Statement of Additional Information .

     4.   Bjurman Micro-Cap Fund-
          Part C-Other Information . . . . . . . . . . .

     5.   Signature Page . . . . . . . . . . . . . . . .

     6.   Index to Exhibits. . . . . . . . . . . . . . .

                     THE BJURMAN FUNDS
        CROSS REFERENCE SHEET PURSUANT TO RULE 481a

Form N-1A Item                          Caption in Prospectus

Part A  INFORMATION REQUIRED IN A PROSPECTUS

     1.     Cover Page                  Cover Page of Prospectus

     2.     Synopsis                    Prospectus Summary; Expense
                                        Summary

     3.     Condensed Financial
            Information                 *

     4.     General Description of
            Registrant                  Investment Objective;
                                        Investment Policies and

                                        Strategies; Investment

                                        Selection Process; Risk

                                        Factors; Prospectus
                                        Summary; General Information

     5.     Management of the Fund      Prospectus Summary;
                                        Management of the Fund;
                                        Distribution Plan

     5A.  Management's Discussion
          of Fund Performance           *

     6.   Capital Stock and Other
          Securities                    Prospectus Summary; General
                                        Information; Dividends and
                                        Taxes; Net Asset Value
     7.   Purchase of Securities Being
          Offered                       Prospectus Summary; How to
                                        Purchase Shares; Shareholder
                                        Services

     8.   Redemption or Repurchase      Prospectus Summary; How to
                                        Redeem Shares

     9.   Pending Legal Proceedings     *

Part B  INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL
        INFORMATION

     10.  Cover Page                    Cover Page of the Statement
                                        of Additional Information

     11.  Table of Contents             Table of Contents

     12.  General Information and
          History                       *

     13.  Investment Objectives and
          Policies                      Investment Policies and
                                        Techniques; Investment
                                        Restrictions; Portfolio
                                        Transactions and Brokerage
                                       Commissions

     14.  Management of the Fund        The Trust and the
                                        Fund; Investment
                                        Advisory and Other Services;
                                        Trustees and Officers

     15.  Control Persons and
          Principal Holders of
          Securities                    *

     16.  Investment Advisory           Investment Advisory and Other
          and Other Services            Services

     17.  Brokerage Allocation
          and Other Practices           Portfolio Transactions and
                                        Brokerage Commissions

     18.  Capital Stock and
          Other Securities              Other Information

     19.  Purchase, Redemption
          and Pricing of
          Securities Being
          Offered                       Purchases; Redemptions

     20.  Tax Status                    Taxes

     21.  Underwriters                  Underwriter

     22.  Calculation of
          Performance Data              Performance Information

     23.  Financial Statements          *

Part C  OTHER INFORMATION

        Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Registration Statement.


*  Item is inapplicable at this time or answer is negative.

                  Subject to Completion
           Preliminary Prospectus Dated March 31, 1997

                   BJURMAN MICRO-CAP FUND
                10100 Santa Monica Boulevard, Suite 1200
             Los Angeles, California 90067-4103

                        PROSPECTUS      _____________, 1997


Bjurman Micro-Cap Fund (the "Fund") seeks capital appreciation through investments in the common stocks of smaller companies with market capitalizations between $30 million and $300 million at the time of investment.

The Fund is a separate series of shares of The Bjurman Funds (the "Trust"), an open-end, management investment company commonly known as a mutual fund. George D. Bjurman & Associates (the "Adviser") serves as the investment adviser to the Fund. The Adviser's equity selection process attempts to identify undervalued companies. See "Investment Process."


The Fund is designed for long-term investors and not as a trading vehicle, and is not intended to present a complete investment program. Because the Fund invests in a limited number of smaller companies, the net asset value or share price of the Fund may be more volatile than that of other common stock funds.

This Prospectus sets forth concisely the information regarding the Fund that an investor should know before investing in the Fund. Please read this Prospectus carefully and retain it for future reference. A Statement of Additional Information dated March 31, 1997, provides a further discussion of certain areas in this prospectus which may be of interest to some investors. It has been filed with the Securities and Exchange Commission and is incorporated herein by reference. To receive a free copy, write to the Fund at the address above or call (800) 227-7264.



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY
STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL
OFFENSE.

                        TABLE OF CONTENTS



                                                       Page

Prospectus Summary . . . . . . . . . . . . . . . . . . . .
Expense Summary. . . . . . . . . . . . . . . . . . . . . .
Investment Objective . . . . . . . . . . . . . . . . . . .
Investment Policies and Strategies . . . . . . . . . . . .
Investment Selection Process . . . . . . . . . . . . . . .
Risk Factors . . . . . . . . . . . . . . . . . . . . . . .
Management of the Fund . . . . . . . . . . . . . . . . . .
The Distribution Plan. . . . . . . . . . . . . . . . . . .
How to Purchase Shares . . . . . . . . . . . . . . . . . .
How to Redeem Shares . . . . . . . . . . . . . . . . . . .
Shareholder Services . . . . . . . . . . . . . . . . . . .
Net Asset Value. . . . . . . . . . . . . . . . . . . . . .
Dividends and Taxes. . . . . . . . . . . . . . . . . . . .
Performance Information. . . . . . . . . . . . . . . . . .
General Information. . . . . . . . . . . . . . . . . . . .





Underwriter:                                       Adviser:

FPS Broker Services, Inc.              George D. Bjurman & Associates
3200 Horizon Drive                     10100 Santa Monica Boulevard
P.O. Box 61503                         Suite 1200
King of Prussia, PA  19406-0903        Los Angeles, CA 90067-4103
(800) 227-7264                         (310) 553-6577
(610) 239-4700

THIS PROSPECTUS IS NOT AN OFFERING OF THE SECURITIES HEREIN DESCRIBED IN ANY JURISDICTION OR TO ANY PERSON TO WHOM IT IS UNLAWFUL FOR THE FUND TO MAKE SUCH AN OFFER OR SOLICITATION. NO SALES REPRESENTATIVE, DEALER, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR
MAKE ANY REPRESENTATION OTHER THAN THOSE CONTAINED IN THIS
PROSPECTUS.

                     Prospectus Summary

What is the Fund's Investment Objective? The Fund seeks to achieve capital appreciation through investments in common stocks of smaller companies with market capitalizations between $30 million and $300 million at the time of investment. There can be no assurance that the Fund will be able to achieve its investment objective. See "Investment Objective."

What are the Permitted Investments? The Fund intends to invest, under normal market conditions, substantially all of its assets in the equity securities of U.S. companies whose total market capitalization at the time of purchase typically is between $30 million and $300 million and that, in the opinion of the Adviser, have superior earnings growth characteristics. See "Investment Objective."


What are the Risks Involved with an Investment in the Fund? The investment policies of the Fund have certain risks and considerations of which investors should be aware. The Fund invests in securities that will fluctuate in value, and therefore investors should expect the Fund's net asset value per share to fluctuate. Investing in the common stock of smaller companies within the target market capitalization involves special risks and considerations not typically associated with investing in the common stock of larger companies. The securities of smaller companies are less liquid and may experience more market price volatility than the securities of larger companies, and are typically subject to a greater degree of change in earnings and business prospects than larger, more established companies. The Fund is a diversified mutual fund. However, because the Fund's portfolio may contain securities of a limited number of companies, the Fund may be more sensitive to changes in the market value of a single issue or industry in its portfolio and therefore, may present a greater risk than is usually associated with a more widely diversified mutual fund. See "Investment Policies and Strategies" and "Risk Factors."

Who is the Investment Adviser? George D. Bjurman & Associates serves as the investment adviser to the Fund. See "Expense Summary" and "Management of the Fund."

Who is the Administrator, Transfer Agent and Fund Accounting Agent? FPS Services, Inc. serves as the administrator, transfer agent, and fund accounting agent for the Fund. See "Management of the Fund."

Who is the Underwriter? FPS Broker Services, Inc. serves as the underwriter of the Fund's shares. See "Management of the Fund."

Is There a Sales Load? Purchases of shares of the Fund are not subject to a sales charge, but are subject to annual 12b-1 Plan expenses. See "The Distribution Plan" and "How to Purchase Shares."


Is There a Minimum Investment? The minimum initial investment is $5,000 (including IRA and SEP accounts) and $500 for subsequent investments.

How do I Purchase Shares? Contact your broker or FPS Services, Inc., listed above. Shares of the Fund are offered at net asset value per share and are subject to annual 12b-1 Plan expenses not to exceed
0.25%.  See "How to Purchase Shares."

How do I Sell Back my Shares? Shares of the Fund may be redeemed at the current net asset value per share next determined after receipt by FPS Services, Inc. of a redemption request in proper form.
Signature guarantees may be required for certain redemption requests. See "How to Redeem Shares."

How are Distributions Paid? Although the investment program is designed for capital appreciation, some incidental investment income may be generated in the form of dividends or interest. Substantially all of the net investment income (exclusive of capital gains) of the Fund will be distributed in the form of annual dividends. If any capital gains are realized, substantially all of them will be distributed by the Fund at least annually. All dividends and distributions are paid in additional shares unless payment in cash is requested in writing. See "Dividends and Taxes."


                     Expense Summary

Shareholder Transaction Expenses:

Maximum sales charge imposed on purchases
        (as a percentage of offering price). . . . . . .  None
Maximum sales charge imposed on reinvested
        dividends (as a percentage of offering price). . None Deferred sales charge (as a percentage of original purchase price) . . . . . . . . . . . .  None
Redemption fees (as a percentage of
        amount redeemed) (1) . . . . . . . . . . . . . .  None

(1) If you want to redeem shares by wire transfer, the Fund's transfer agent charges a fee (currently $9.00) for each wire redemption. Purchases and redemptions may also be made through broker-dealers and others who may charge a commission or other transaction fee for their services.

Annual Fund Operating Expenses:
(as a percentage of average net assets)

Advisory Fees (after fee waivers)(2) . . . . . . . . . . 0.00%
12b-1 Fees . . . . . . . . . . . . . . . . . . . . . . . 0.25%
Other Expenses (3) . . . . . . . . . . . . . . . . . . . 1.55%

 Total Fund Operating Expenses (after fee waivers)(3). . 1.80%

(2) The Adviser has, on a voluntary basis, agreed to waive all or a portion of its fees and to reimburse certain expenses of the Fund necessary to limit the total operating expenses for the first year of operations to 1.80% of the Fund's average net assets. The Adviser reserves the right to terminate this waiver or any reimbursement at any time after the Fund's first year, in the Adviser's sole discretion. Absent such waivers, and presuming first year assets at $20 million, advisory fees for the Fund would be 1.00% and estimated total operating expenses would be 2.52% of the Fund's average daily net assets on an annualized basis. The Adviser has been engaged in the investment advisory business and providing investment advice to individuals, trusts and retirement plans since 1970.
(3) The Fund did not commence operations until March 31, 1997 and therefore the "Other Expenses" information is based on estimated operating expenses.


Example
Based on the level of expenses listed above, a 5% annual return and redemption at the end of each time period, the total expenses relating to an investment of $1,000 would be as follows (as noted above, the Fund does not charge any redemption fees):


             1 Year                  $ 18
             3 Years                 $ 57

The foregoing example should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown. The purpose of the expense tables and example is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by shareholders of the Fund. Additional information may be found under "Management of the Fund" and "How to Purchase Shares."


                   Investment Objective

The Fund seeks capital appreciation through investments in common stocks of companies with market capitalizations typically between $30 million and $300 million at the time of investment. The Adviser employs a growth-oriented approach to equity investment management and seeks to outperform market averages over a complete market cycle by investing in companies that the Adviser believes have above average earnings prospects.

This objective is fundamental and may not be changed without a vote of the holders of the majority of the outstanding voting securities of the Fund. The Fund's investment policies and strategies described below are not fundamental and may be changed without shareholder approval. Additional investment policies and the Fund's investment restrictions are described in the Statement of Additional Information.

The Adviser believes that a micro-cap fund is best managed when the fund size is limited; consequently, the Adviser currently intends to close the Fund to new investors when total assets reach $250 million. The Adviser may reopen and close the Fund after total assets reach $250 million.
             Investment Policies and Strategies



The Fund intends to invest, under normal circumstances, substantially all of its assets in the equity securities of U.S. companies whose total market capitalization at the time of purchase typically is between $30 million and $300 million and which, in the opinion of the Adviser, have superior earnings growth characteristics.


The Adviser may invest in or employ one or more of the following investment techniques:
<R/>



Equity Securities: Under normal market conditions, the Fund will invest at least 80%, of its total assets in equity securities. Equity securities in which the Fund may invest include common stocks, preferred stocks, warrants for the purchase of common stock and debt securities convertible into or exchangeable for common or preferred stock. A warrant is a security that gives the holder the right, but not the obligation, to subscribe for newly created securities of the issuer or a related company at a fixed price either at a certain date or during a set period.





Illiquid Securities: The Fund's policy is to limit its investment in illiquid securities to a maximum of 15% of total assets at the time of purchase. The Securities and Exchange Commission has adopted Rule 144A under the Securities Act of 1933, as amended (the "Securities Act") which permits the Fund to sell restricted securities to qualified institutional buyers without limitation. The Adviser, pursuant to procedures adopted by the Trustees of the Fund, will make a determination as to the liquidity of each restricted security purchased by the Fund. If a restricted security is determined to be "liquid", such security will not be included within the category "illiquid securities".

Unseasoned Issuers: The Fund may invest in relatively new or unseasoned companies, which are in their early stages of development, or small companies positioned in new and emerging industries where the opportunity for rapid growth is expected to be above average. Securities of unseasoned companies or small companies present greater risks than securities of larger, more established companies. See "Risk Factors."

Futures: The Fund may buy and sell futures contracts to manage its exposure to changes in securities prices, as an efficient means of adjusting its overall exposure to certain markets, in an effort to enhance income, and to protect the value of portfolio securities. The Fund will not use futures contracts to leverage its assets. Futures contracts deposits may not exceed 5% of the Fund's assets (determined at the time of the transaction) and the Fund's total investment in futures contracts may not exceed 20% of the Fund's total assets.


Liquidity Management: Pending investment, to meet anticipated redemption requests, or as a temporary defense measure if the Adviser determines that market conditions warrant, the Fund may also invest without limitation in short-term U.S. government obligations, money market instruments, and repurchase agreements. The Fund may also purchase bank obligations such as certificates of deposit, bankers' acceptances, and interest-bearing savings and time deposits issued by U.S. banks or savings institutions having total assets at the time of purchase in excess of $1 billion. Short-term obligations will have short-term debt ratings at the time of purchase in the top two categories by one or more unaffiliated nationally recognized statistical rating organizations ("NRSRO's"). Unrated instruments purchased by the Fund will be of comparable quality as determined by the Adviser.

Borrowing: The Fund may borrow as a temporary measure for extraordinary purposes or to facilitate redemptions. The Fund will not borrow money in excess of one-third of the value of its total assets. The Fund has no intention of increasing its net income through borrowing. Any borrowings will be from a bank and will have asset coverage of at least 300%. In the event that such asset coverage falls below 300%, the Fund shall, within three days thereafter (not including Saturday, Sunday or holidays) or such longer periods as the Securities and Exchange Commission may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. The Fund will not pledge more than 10% of its net assets, or issue senior securities, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), or as described herein, except for notes to banks. Investment securities will not be purchased while the Fund has outstanding borrowings that exceed 5% of the Fund's net assets.

Lending of Portfolio Securities: The Fund may lend its portfolio securities on a short-term basis to banks, broker/dealers and other institutional investors pursuant to agreements requiring that the loans be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. The Fund will not lend portfolio securities in excess of 33% of the value of its total assets. There may be risks of delay in receiving additional collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Adviser to be of good standing and when, in its judgment, the income to be earned from the loan justifies the attendant risks.

Repurchase Agreements: The Fund may enter into repurchase agreements with banks or broker-dealers. Repurchase agreements are considered under the 1940 Act to be collateralized loans by the Fund to the seller, secured by the securities transferred to the Fund. In accordance with requirements under the 1940 Act, repurchase agreements will be fully collateralized by securities in which the Fund may directly invest. Such collateral will be marked-to-market daily. If the seller of the underlying security under the repurchase agreement should default on its obligation to repurchase the underlying security, the Fund may experience delay or difficulty in recovering its cash. To the extent that, in the meantime, the value of the security purchased has decreased, the Fund could experience a loss. No more than 15% of the Fund's net assets will be invested in illiquid securities, including repurchase agreements which have a maturity of longer than seven days.

                      Investment Selection Process

The Adviser's equity selection process attempts to identify undervalued companies with superior earnings growth characteristics.
The selection process starts by screening a stock universe of approximately 1,900 companies with market capitalizations ranging from $30 million up to $300 million, using five models which emphasize both growth and value attributes. The screening factors include (1) earnings growth, (2) earnings strength, (3) earnings revision, (4) price/earnings to growth ratio and (5) a price to cash flow. The next step involves a top-down economic analysis designed to identify the 10 to 15 most promising industries over the next 12 to 18 months.


Stocks are ranked according to the above five criteria in an attempt to identify approximately 100 to 190 companies offering the best growth prospects and selling at attractive prices. The highest ranking stocks in the most promising industries are then subjected to additional fundamental and technical research. Generally, the Adviser attempts to identify profitable companies with capable management teams, above average reinvestment rates, strong industry positions, and productive research and development efforts. To ensure a well diversified portfolio, commitments to any one issue or industry are generally limited to 5% and 15%, respectively.


The Adviser may also buy unseasoned initial public offerings if the Adviser has determined that the company's quantitative analysis fits the above screening criteria.



The Adviser's Investment Policy Committee continually reviews investment alternatives and implements portfolio changes as attractive investment opportunities become available. The closing prices of portfolio issues are reviewed daily. Any position that has declined 15% from its cost or from its recent high is re-examined as a potential sale candidate. Additionally, securities of companies which in the Adviser's opinion have moved into an overvalued range, or have lost earnings momentum, or are in industries no longer expected to perform well, are continually evaluated for sale.


The Adviser expects the Fund's portfolio generally will be fully invested in common stocks of micro-cap companies at all times, with only minimal holdings in short-term investments.


                        Risk Factors
General

Every investment carries some market risk. In addition to the risks described below, an investment in the Fund is subject to the inherent risk that the market prices of the Fund's investments will not correlate to the Adviser's estimation of fundamental security values or market trends. Accordingly, the value of an investment in the Fund will fluctuate over time. An investment in the Fund should be part of an overall investment strategy. Before investing, please consider the following special risks in determining the appropriateness of an investment in the Fund. No assurance can be given as to the success of the Adviser's investment strategy.


Micro-Cap Sized Companies

The Fund invests in relatively new or unseasoned companies, which are in their early stages of development, or smaller companies positioned in new or emerging industries where the opportunity for rapid growth is expected to be above average. Such smaller companies may present greater opportunities for capital appreciation but also may involve greater risk than larger, mature issuers. Since smaller capitalization companies are generally not as well-known to investors and have less investor following than larger companies, they may provide opportunities for greater gains as a result of inefficiencies in the marketplace. Such smaller companies may have relatively small revenues and limited product lines, markets, or financial resources, and their securities may trade less frequently and in more limited volume, than those of larger, more mature companies. Small companies may lack depth of management, and may be unable to internally generate funds necessary for growth or potential development or to generate such funds through external financing on favorable terms.
In addition, small companies may be developing or marketing new products or services for which markets are not yet established and may never become established. As a result, the prices of their securities may fluctuate more than those of larger issuers. Small company stocks may exhibit volatile characteristics and may decline in price as large company stocks rise, or rise in price as large company stocks decline. An investment in shares of the Fund may be more volatile than the shares of a fund that invests in larger capitalization stocks. By maintaining a broadly diversified portfolio, the Adviser will attempt to reduce this volatility.




Diversification: Diversifying a mutual fund's portfolio can reduce the inherent risks of investing by limiting the portion of your investment in any one issuer or industry. Less diversified mutual funds may be more sensitive to changes in the market value of a single issuer or industry. The Fund may present greater risk than is usually associated with widely diversified mutual funds because it typically invests in the securities of as few as 50-60 issuers. Therefore, the Fund may not be appropriate as your sole investment.

The Fund should not be considered suitable for investors who are unable or unwilling to assume the risks of loss inherent in such a program, nor should investment in the Fund be considered a balanced or complete investment program. The Fund cannot guarantee it will achieve its objective.


                   Management of the Fund

The Board of Trustees
The Trust has a Board of Trustees that establishes the Fund's policies and supervises and reviews the management of the Fund. The day-to-day operations of the Fund are administered by the officers of the Trust and by the Adviser pursuant to the terms of the Investment Advisory Agreement with the Fund. The Trustees review the various services provided by the Adviser to ensure that the Fund's general investment policies and programs are followed and that administrative services are provided to the Fund in a satisfactory manner. Information pertaining to the Trustees and executive officers is set forth in the Statement of Additional Information.


The Investment Adviser
George D. Bjurman & Associates serves as the Fund's investment adviser and manager, and is an investment adviser registered as such under the Investment Adviser's Act of 1940, as amended ("The Advisers Act"). The Adviser has been engaged in the investment management business since 1970, and provides investment advisory services to individuals and institutional clients. In addition, the Adviser has acted as sub-adviser to two mutual funds: Voyageur Aggressive
Growth Stock Fund from May 1994 until April 1995 and Mitchell Hutchins/KP Small Cap Equity Fund from November 1994 until April 1996. The Adviser currently manages $2.5 billion in assets. The principal business address of the Adviser is 10100 Santa Monica Boulevard, Suite 1200, Los Angeles, California 90067-4103.

The Adviser makes the investment decisions concerning the assets of the Fund and continuously reviews, supervises and administers the Fund's investment programs, subject to the supervision of, and policies established by, the Trustees of the Fund.

For providing investment advisory services, the Fund pays the Adviser a monthly fee which is calculated daily by applying an annual rate of 1.00% to the average daily net assets of the Fund. From time to time, the Adviser may voluntarily waive all or a portion of its management fee and/or absorb certain expenses of the Fund without further notification of the commencement or termination of any such waiver or absorption. Any such waiver or absorption will have the effect of lowering the overall expense ratio of the Fund and increasing the Fund's overall return to investors at the time any such amounts are waived and/or absorbed. The Adviser has voluntarily agreed to waive all or a portion of its fee, and/or to reimburse expenses of the Fund, to the extent necessary in order to limit net operating expenses (including the investment advisory fee) for the first fiscal year of operations to an annual rate of not more than 1.80% of the Fund's average daily net assets. The Adviser reserves the right to terminate its voluntary fee waiver and reimbursement at any time after the Fund's first year, in its sole discretion. Any reductions in its fee that are made by the Adviser are subject to reimbursement by the Fund within the following three years, provided that the Fund is able to effect such reimbursement and remain in compliance with applicable expense limitations. Any potential management fee reimbursement will be disclosed in the footnotes to the Fund's financial statements. The Adviser generally seeks reimbursement for the oldest reductions and waivers before payment by the Fund for fees and expenses for the current year. At such time as it appears probable that the Fund is able to effect such reimbursement, and such reimbursement is requested by the Adviser and approved by the Board of Trustees, the amount of reimbursement that the Fund is able to effect will be accrued as an expense of the Fund for that current period.


Portfolio Management
Investment decisions for the Fund are made by the Investment
Policy Committee of the Adviser. Management of the Fund is done on a team basis, and therefore no one member of the investment management team is primarily responsible for making recommendations for portfolio transactions.

The Underwriter
FPS Broker Services, Inc. ("FPSB"), 3200 Horizon Drive, P.O. Box 61503, King of Prussia, Pennsylvania 19406-0903, serves as statutory underwriter pursuant to an Underwriting Agreement. FPSB serves the limited purpose of facilitating the registration of shares of the Fund under state securities laws and to assist in the sale of shares.

The Administrator, Transfer Agent and Fund Accountant
FPS Services, Inc. ("FPS"), which has its principal business address at 3200 Horizon Drive, P.O. Box 61503, King of Prussia, Pennsylvania 19406-0903, serves as administrator pursuant to an Administrative Services Agreement. Under this agreement, FPS provides the Fund with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities.

In addition, FPS serves as the Fund's transfer agent. As transfer agent, it maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and disbursing agent and performs other shareholder service functions.

FPS also serves as fund accountant and performs certain accounting and pricing services for the Fund, including the daily calculation of the Fund's net asset value per share.

The Custodian
The Bank of New York, 48 Wall Street, New York, New York, 10286, serves as custodian for the safekeeping of securities, cash and other assets of the Fund.

Fund Expenses
The Fund may incur expenses which may include, but are not limited to: insurance premiums; Trustee's fees; audit fees; brokerage commissions, Custodian, administrator, transfer agent or other service provider's fees, costs of obtaining quotations of portfolio securities, trade association membership fees, and pricing of Fund shares.


Other expenses may include, but are not limited to, printing and postage expenses related to preparing and distributing required documents such as shareowner reports and prospectuses, SEC registration fees and state blue sky fees, legal expenses, and service and distribution fees.

Brokerage

The Adviser will use its best efforts to obtain the best available price and most favorable execution with respect to all transactions of the Fund. Most transactions will be effected on a net cost basis through brokers who make markets in the stock being purchased or sold. To the extent the Adviser selects a broker on an agency commission basis, the Adviser generally will seek best price and execution. Subject to policies established by the Board of Trustees, however, the Adviser may cause the Fund to pay a broker-dealer a commission in excess of the amount of commission another broker-dealer would have charged if the Adviser determines in good faith that the commission paid was reasonable in relation to the brokerage or research services provided by such broker-dealer. In selecting and monitoring broker-dealers, consideration will be given to the broker-dealer's responsiveness to transaction requests, execution capability, settlement and clearance capability, its financial condition and its research capabilities. All commissions paid are reviewed quarterly by the Board of Trustees of the Trust.


The Fund may invest in securities that are traded exclusively in the over-the-counter market. When executing transactions in such market, the Adviser will seek to execute transactions through brokers or dealers that, in the Adviser's opinion, will provide the best overall price and execution to the Fund.

Portfolio Turnover

Portfolio securities are sold whenever the Adviser believes it appropriate, regardless of how long the securities have been held. Portfolio turnover generally involves some expense to the Fund and a portfolio turnover in excess of 100% is considered high and increases the Fund's transaction costs, including brokerage commissions. The annual portfolio turnover for the Fund is expected to be approximately 100%, but this turnover rate may be exceeded in the Adviser's discretion.


                   The Distribution Plan

The Board of Trustees of the Fund has adopted a Distribution Plan (the "Plan") for the shares pursuant to Rule 12b-1 under the 1940 Act. As provided in the Plan, the Fund will pay an annual fee of up to 0.25% of the average daily net assets to FPSB. From this amount, the Underwriter may make payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies, investment counselors, and broker-dealers who assist in the distribution of shares of the Fund or provide services to the shareholders of the Fund pursuant to service agreements with the Fund. The Plan is characterized as a compensation plan because the distribution fee will be paid to FPSB without regard to the distribution or shareholder service expenses incurred by the Underwriter or the amount of payments made to financial institutions and intermediaries.


The fees paid to FPSB under the Plan are subject to the review and approval by the Trust's independent Trustees who may reduce the fees or terminate the Plan at any time.



                   How to Purchase Shares

General

The Fund offers its shares to the general public on a continuous basis subject to annual distribution expenses pursuant to Rule 12b-1. See "The Distribution Plan". Shares of the Fund are offered only to residents of states in which the shares are registered or qualified for sale.


Purchase orders for shares of the Fund that are received by FPS in proper form by the close of regular trading on the New York Stock Exchange ("NYSE")(currently 4:00 p.m. Eastern time), on any day that the NYSE is open for trading, will be purchased at the Fund's next determined net asset value. Orders for Fund shares received after 4:00 p.m. Eastern time will be purchased at the net asset value determined on the following business day.


The Fund reserves the right to reject any purchase order and to suspend the offering of shares of the Fund. The Fund reserves the right to vary the initial and subsequent investment minimums, or to waive the minimum investment requirements for any investor.

Purchases By Mail
Shares of the Fund may be purchased initially by completing the application accompanying this Prospectus and mailing it to FPS, together with a check payable to "Bjurman Micro-Cap Fund." The check or money order and application should be mailed to FPS Services, Inc., 3200 Horizon Drive, P.O. Box 61503, King of Prussia, Pennsylvania 19406-0903. If this is an initial purchase, please send a minimum of $5,000 (including IRA and SEP accounts).


Subsequent investments in an existing account in the Fund may be made at any time by sending a check payable to "Bjurman Micro-Cap Fund", c/o FPS Services, Inc., P.O. Box 412797, Kansas City, Missouri
64141-2797. Please enclose the bottom portion of your account statement, and indicate the amount of the investment. The Fund will not accept a check which has been endorsed by a third party.



Purchases By Wire Transfer

An investor may make purchases by wire, but, before making an initial investment by wire, an investor must first telephone FPS at (800) 227-7264 or (610) 239-4600 in order to be assigned an account number. The investor's name, account number, taxpayer identification number or Social Security number and address must be specified in the wire. In addition, an account application should be promptly forwarded to:
FPS Services, Inc., 3200 Horizon Drive, P.O. 61503, King of Prussia, Pennsylvania 19406-0903. Shareholders that have an account with a commercial bank that is a member of the Federal Reserve System may purchase shares of the Fund by requesting their bank to transmit funds by wire to:

                 United Missouri Bank KC NA
                      ABA #10-10-00695
                   For: FPS Services, Inc.
                     A/C 98-7037-071-9
                FBO "Bjurman Micro-Cap Fund"
            Shareholder Name and Account Number

Additional investments may be made at any time through the wire procedures described above, which must include a shareholder's name and account number. The shareholder's bank may impose a fee for investments by wire. The Fund will not be responsible for the consequence of delays, including delays in the banking or Federal Reserve wire systems.

Purchases Through Broker-Dealers
The Fund may accept telephone orders only from brokers, financial institutions or service organizations which have been previously approved by the Fund. It is the responsibility of such brokers, financial institutions or service organizations to promptly forward purchase orders and payments for the same to the Fund. Shares of the Fund purchased through brokers, financial institutions, service organizations, banks and bank trust departments, may charge the shareholder a transaction fee or other fee for their services at the time of purchase. In addition, the Fund or the Adviser may pay a service or distribution fee to such financial intermediaries.


Wire orders for shares of the Fund received by dealers prior to 4:00 p.m. Eastern time, and received by FPS before 5:00 p.m. Eastern time on the same day, are confirmed at that day's net asset value. Dealers may place orders with the Fund's distributor by calling (800) 227-7264. Orders received by dealers after 4:00 p.m. Eastern time are confirmed at the net asset value on the following business day. It is the dealer's obligation to place the order with FPS before 5:00 p.m. Eastern time.


Purchases with Securities
Shares may be purchased by tendering payment in kind in the form of marketable securities, including but not limited to shares of common stock, provided the acquisition of such securities is consistent with the Fund's investment objective and is otherwise acceptable to the Adviser.


Subsequent Investments
Once an account has been opened, subsequent purchases may be made by mail, bank wire, automatic investing or direct deposit. The minimum for subsequent investments is $500. for all accounts. When making additional investments by mail, please return the bottom portion of a previous confirmation with your investment in the envelope that is provided with each confirmation statement. Your check should be made payable to "Bjurman Micro-Cap Fund" and mailed to FPS Services, Inc., P.O. Box 412797, Kansas City, Missouri 64141-2797. Orders to purchase shares are effective on the day FPS receives your check or money order.


All investments must be made in U.S. dollars, and, to avoid fees and delays, checks must be drawn only on banks located in the United States. A charge (minimum of $20) will be imposed if any check used for the purchase of shares is returned. Investors who purchase Fund shares by check or money order may not receive redemption proceeds until there is reasonable belief that the check or money order cleared, which may take up to 15 calendar days after the purchase date. The Fund will only accept a check where the Fund is the payee. The Fund and FPS each reserve the right to reject any purchase order in whole or in part.

                    How to Redeem Shares

Shareholders may redeem their shares of the Fund without any redemption charge on any business day that the NYSE is open for business. Redemptions will be effected at the current net asset value per share next determined after the receipt by FPS of a redemption request meeting the requirements described below.

Redemption By Mail
Shareholders may redeem their shares by submitting a written request for redemption to FPS Services, Inc., 3200 Horizon Drive, Box 61503, King of Prussia, Pennsylvania 19406-0903.

A written redemption request to FPS must be in good order which means that it must: (i) identify the shareholder's account name and account number; (ii) state the number of shares (or dollar amount) and (iii) be signed by each registered owner exactly as the shares are registered. To prevent fraudulent redemptions, FPS requires a signature guarantee for the signature of each person in whose name an account is registered for any redemption requests exceeding $10,000 or where proceeds are to be mailed to an address other than the address of record. A guarantee may be obtained from any commercial bank, credit union, member firm of a national securities exchange, registered securities association, clearing agency or savings and loan association. A credit union must be authorized to issue signature guarantees. Notary public endorsement will not be accepted. Signature guarantees will be accepted from any eligible guarantor institution that participates in a signature guarantee program. FPS may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees or guardians and retirement plans.

Redemption By Telephone
Shareholders who have so indicated on the application, or have subsequently arranged in writing to do so, may redeem shares by calling FPS at (800) 227-7264 or (610) 239-4600 during normal business hours. In order to arrange for redemption by wire or telephone after an account has been opened, or to change the bank or account designated to receive redemption proceeds, a written request with a signature guarantee must be sent to the Transfer Agent at the address listed above, under the caption "Redemption By Mail."

The Fund reserves the right to refuse a wire or telephone redemption if the Fund believes it is advisable to do so. Procedures for redeeming Fund shares by wire or telephone may be modified or terminated at any time.

During periods of unusual economic or market changes, telephone redemptions may be difficult to implement. In such event, shareholders should follow the procedures for redemption by mail.

General Redemption Information
A redemption request will not be deemed to be properly received until FPS receives all required documents in proper form. If you have any questions with respect to the proper form for redemption requests you should contact FPS at (800) 227-7264 or (610) 239-4600.

Redemptions will be processed only on a day during which the NYSE is open for business. Redemptions will be effective at the current net asset value per share next determined after the receipt by FPS of a redemption request meeting the requirements described above. The Fund will not mail redemption proceeds until it has been assured that checks or money orders received for the purchase of any shares being redeemed have, or will be, cleared. Accordingly, redemptions may not be processed until the shares being redeemed have been on the Fund's books for at least 15 calendar days measured from the date the redemption request is received by the Fund. Payment may also be made by wire directly to any bank previously designated by an investor on his or her new account application. There is a $9.00 charge for redemptions made by wire to domestic banks. Wires to foreign or overseas banks may be charged at higher rates. It should also be noted that banks may impose a fee for wire services. In addition, there may be fees for redemptions made through brokers, financial institutions and service organizations.

Except as noted below, redemption requests received in proper form by FPS prior to the close of regular trading hours on the NYSE on any business day on which the Fund calculates its net asset value are effective as of that day. Redemption requests received after the close of the NYSE will be effected at the net asset value per share determined on the next business day following receipt. If a shareholder's tax identification has not yet been certified at the time a redemption request is received by the Transfer Agent, the redemption may be processed subject to a backup withholding tax.

The Fund will satisfy redemption requests for cash to the fullest extent feasible, as long as such payments would not, in the opinion of the Board of Trustees, result in the necessity of the Fund to sell assets under disadvantageous conditions or to the detriment of the remaining shareholders of the Fund.

Pursuant to the Fund's Trust Instrument, however, payment for shares redeemed may also be made in kind, or partly in cash and partly in-kind. The Fund has elected, pursuant to Rule 18f-1 under the 1940 Act, to redeem its shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund, during any 90-day period for any one shareholder. Any portfolio securities distributed in-kind would be in readily marketable securities and valued in the manner described below. See "Net Asset Value." In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as brokerage commissions, on the sale or other disposition of the securities received from the Fund. In-kind payments need not constitute a cross-section of the Fund's portfolio.

The Fund may suspend the right of redemption or postpone the date of payment for more than seven days during any period when (1) trading on the NYSE is restricted or the NYSE is closed, other than customary weekend and holiday closings; (2) the Securities and Exchange
Commission has, by order, permitted such suspension; (3) an emergency, as defined by rules of the Securities and Exchange
Commission, exists making disposal of portfolio investments or determination of the value of the net assets of the Fund not reasonably practicable.

Shares of the Fund may be redeemed through certain brokers, financial institutions, service organizations, banks, and bank trust departments who may charge the investor a transaction or other fee for their services. Such additional transaction fees would not otherwise be charged if the shares were redeemed directly from the Fund.

Telephone Transactions
Shareholders who wish to redeem their shares by telephone must first elect the option, as described above. Neither the Fund nor any of its service contractors will be liable for any loss or expense in acting upon telephone instructions that are reasonably believed to be genuine. In this regard, the Fund and its Transfer Agent require personal identification information before accepting a telephone redemption. To the extent that the Fund or its Transfer Agent fail to use reasonable procedures to verify the genuineness of telephone instructions, the Fund may be liable for losses due to fraudulent or unauthorized instructions. The Fund reserves the right to refuse a telephone redemption if it is believed advisable to do so. Written confirmation will be provided for all redemption transactions initiated by telephone. Proceeds from a telephone redemption shall only be sent to the shareholder's address of record or wired to the shareholder's bank account.

No purchases of shares may be made by telephone unless made by a licensed investment professional with whom an agreement has been signed by the Underwriter.


Minimum Balances
Due to the relatively high cost of maintaining smaller accounts, the Fund reserves the right to involuntarily redeem shares in any account at their then-current net asset value (which will be promptly paid to the shareholder) if at any time the total investment does not have a value of at least $1,000 as a result of redemptions, but not market fluctuations. A shareholder will be notified that the value of his or her account is less than the required minimum and such shareholder will be allowed at least 60 days to bring the value of his or her account up to the minimum before the redemption is processed.


                    SHAREHOLDER SERVICES

The following special services are available to shareholders of the Fund. There are no charges for the programs noted below and a shareholder may change or stop these plans at any time by written notice to the Fund.

Automatic Investment Plan
Once an account has been opened, a shareholder can make additional monthly purchases of shares of the Fund through an automatic investment plan. An investor may authorize the automatic withdrawal of funds from his or her bank account by opening his or her account with a minimum of $5,000 and completing the appropriate section on the new account application enclosed with this Prospectus. Subsequent monthly investments are subject to a minimum required amount of $500.


Retirement Plans
The Fund is available for investment by pension and profit sharing plans including Individual Retirement Accounts, SEP, Keogh, 401(k) and 403(b) plans through which an investor may purchase Fund shares. For details concerning any of these retirement plans, please call FPS at (800) 227-7264 or (610) 239-4700.


                      NET ASSET VALUE

The net asset value per share is computed once daily as of the close of regular trading on the NYSE, currently 4:00 p.m. Eastern time.

The net asset value per share is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities, and dividing by the total number of outstanding shares. Expenses are accrued daily and applied when determining the net asset value. The Fund's equity securities are valued based on market quotations or, when no market quotations are available, at fair value as determined in good faith by, or under the direction of, the Board of Trustees. Market quotations are generally the last reported sales price on the principal exchange on which the security trades, or if no sale price is reported, the mean of the latest bid and asked price is used. Securities traded over-the-counter are priced at the mean of the latest bid and asked prices. When market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith by the Board of Trustees.

Securities are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Trustees.

Short-term investments having a maturity of 60 days or less are valued at amortized cost, which the Board of Trustees believes represents fair value. When a security is valued at amortized cost, it is valued at its cost when purchased, and thereafter by assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. In the event the amortized cost valuation deviates from market quotations in excess of 1/4 of 1%, the Adviser will immediately inform the chairman of the Trust's Audit Committee. In the event that the deviation is greater than 1/2 of 1%, the Adviser will immediately report to the Board of Trustees. All other securities and other assets are valued at their fair value as determined in good faith under procedures established by and under the supervision of the Board of Trustees.





                    DIVIDENDS AND TAXES

Dividends
The Fund will distribute its net investment income each December.
Any net gain realized from the sale of portfolio securities and net gains realized from foreign currency transactions are distributed at least once each year unless losses carried forward from prior years are used to offset them, in which case no such gain will be distributed. Such income dividends and capital gain distributions are reinvested automatically in additional shares at net asset value, unless a shareholder elects to receive them in cash. Distribution options may be changed at any time by writing to the Fund prior to a dividend record date.


Any check tendered in payment of dividends or other distributions which cannot be delivered by the post office or which remains uncashed for a period of more than one year may be reinvested in the shareholder's account at the then-current net asset value, and the dividend option may be changed from cash to reinvest. Dividends are reinvested on the ex-dividend date (the "ex-date") at the net asset value determined at the close of business on that date. Dividends and distributions are treated the same for tax purposes whether received in cash or reinvested in additional shares. Please note that dividend and distributions on shares purchased shortly before the record date for a dividend or distribution may have the effect of returning capital although such dividends and distributions are subject to taxes.


Taxes
The Fund intends to conduct its operations so as to qualify as a "regulated investment company" for purposes of the Internal Revenue Code of 1986, a amended (the "Code"), which will relieve the Fund of any liability for federal income tax to the extent that its earnings and net realized capital gains are distributed to shareholders. To so qualify, the Fund must meet certain tests regarding the nature if its investments and the types of its income, including among other things, limiting its investments so that, at the close of each quarter of its taxable year, (i) with respect to 50% of the market value of its total assets, not more than 5% of the market value of its total assets will be invested in the securities of any single issuer, and the Fund will not own more than 10% of the outstanding voting securities of any single issuer and (ii) not more than 25% of the market value of the Fund's total assets will be invested in the securities of any single issuer. The Fund also intends to make sufficient distributions prior to the end of each calendar year in order to avoid liability for federal excise tax based on net income.


An investment in the Fund has certain tax consequences, depending on the type of account. The Fund will distribute all of its net investment income to shareholders. Distributions are subject to federal income tax and may also be subject to state and local income taxes. Distributions are generally taxable when they are paid, whether in cash or by reinvestment in additional shares, except that distributions declared in October, November or December and paid in the following January are taxable as if they were paid on December
31. Taxes on distributions to a qualified retirement account are generally deferred until distributions are made from the retirement account.



For federal income tax purposes, income dividends and short-term capital gain distributions are taxed as ordinary income. Distributions of net long-term capital gains (the excess of net long-term capital gain over net short-term capital loss) are usually taxed as long-term capital gains, regardless of how long a shareholder has held the Fund's shares. The tax treatment of distributions of ordinary income or capital gains will be the same whether the shareholder reinvests the distributions or elects to receive them in cash.


Sale, exchange or redemption of the Fund's shares is a taxable event to the shareholder.



A Shareholder may be subject to 31 percent back-up withholding on reportable dividend and redemption payments ("back-up withholding") if a certified taxpayer identification number is not on file with the Fund, if the Internal Revenue Service notifies the Fund to implement back-up withholding for the shareholder, or if to the Fund's knowledge, an incorrect number has been furnished. An individual's taxpayer identification number is his or her Social Security Number.

Shareholders will be advised annually of the source and tax status of all distributions for federal income tax purposes. Information accompanying a shareholder's statement will show the portion of those distributions that are not taxable in certain states.

 Further information regarding the tax consequences of investing in the Fund is included in the Statement of Additional Information. The above discussion is intended for general information only. Investors should consult their own tax advisers for more specific information on the tax consequences of particular types of distributions. Heller Ehrman White & McAuliffe, legal counsel to the Fund, has expressed no opinion in respect thereof.




                  PERFORMANCE INFORMATION

Performance information such as total return for the Fund may be quoted in advertisements or in communications to shareholders. Such performance information may be useful in reviewing the performance of the Fund and for providing a basis for comparison with other investment alternatives. However, because the net investment return of the Fund changes in response to fluctuations in market conditions, interest rates and Fund expenses, any given performance quotation should not be considered representative of the Fund's performance for any future period. The value of an investment in the Fund will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

The Fund's total return is the change in value of an investment in the Fund over a particular period, assuming that all distributions have been reinvested. Thus, total return reflects not only income earned, but also variations in share prices at the beginning and end of the period. Average annual return reflects the average percentage change per year in the value of an investment in the Fund. Aggregate total return reflects the total percentage change over the stated period. Please refer to the Statement of Additional Information for more information on performance.


                    GENERAL INFORMATION

The Trust
The Trust is a diversified, open-end management investment company organized as a business trust under the laws of the State of Delaware. The Trust is organized to offer separate series of shares and is currently offering a single series of shares called Bjurman Micro-Cap Fund. Each share of the Fund represents an undivided proportionate interest in the Fund.


Trustees and Officers of the Fund
The Trustees of the Fund have overall responsibility for the operation of the Fund. The officers of the Fund who are employees or officers of the Adviser serve without compensation from the Fund.

Description of Shares

The Trust is authorized to issue an unlimited number of shares of beneficial interest with no par value. Shares of the Fund represent equal proportionate interests in the assets of the Fund only, and have identical voting, dividend, redemption, liquidation and other rights. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other right to subscribe to any additional shares. The Fund may add additional classes of shares without shareholder approval. The validity of shares of beneficial interest offered by this prospectus will be passed on by Heller Ehrman White & McAuliffe, 333 Bush Street, San Francisco, California 94104-2878. All accounts will be maintained in book entry form and no share certificates will be issued.

Voting Rights
A shareholder is entitled to one vote for each full share held (and a fractional vote for each fractional share held). All shares of the Fund participate equally in regard to dividends, distributions, and liquidations with respect to the Fund. Shareholders do not have preemptive, conversion or cumulative voting rights.

Shareholder Meetings
The Trustees are not required, and do not intend, to hold annual meetings of shareholders. The Trustees have undertaken to the Securities and Exchange Commission, however, that they will promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested to do so by holders of not less than 10% of the outstanding shares of the Fund. In addition, subject to certain conditions, shareholders of the Fund may apply to the Fund to communicate with other shareholders to request a shareholders' meeting to vote upon the removal of a Trustee or Trustees.



Shareholder Reports and Inquiries
The Trust issues unaudited financial information semiannually and audited financial statements annually. Shareholder inquiries should be addressed to the Fund c/o George D. Bjurman & Associates, 10100 Santa Monica Boulevard, Suite 1200, Los Angeles, California 90067-4103, or (310) 553-6577. Purchase and redemption transactions should be made through FPS by calling (800) 227-7264 or (610) 239-4600.

                    INVESTMENT ADVISER

              George D. Bjurman & Associates
               10100 Santa Monica Boulevard, Suite 1200
            Los Angeles, California 90067-4103
                      (310) 553-6577


                      UNDERWRITER

                    FPS Broker Services, Inc.
            3200 Horizon Drive, P.O. Box 61503
         King of Prussia, Pennsylvania 19406-0903
                      (800) 227-7264
                      (610) 239-4700


                   SHAREHOLDER SERVICES

                    FPS Services, Inc.
            3200 Horizon Drive, P.O. Box 61503
         King Of Prussia, Pennsylvania 19406-0903
                      (800) 227-7264
                      (610) 239-4600


                        CUSTODIAN

                   The Bank of New York
                      48 Wall Street
                 New York, New York 10286

                      LEGAL COUNSEL

             Heller Ehrman White & McAuliffe
                     333 Bush Street
           San Francisco, California 94104-2878


                         AUDITORS



                   Deloitte & Touche, LLP
                  1000 Wilshire Boulevard
              Los Angeles, California 90017-2472

      For Additional Information about Bjurman Micro-Cap Fund call:
                      (800) 227-7264
                      (610) 239-4600

                   Subject to Completion
  Preliminary Statement of Additional Information dated
                   March 31, 1997

Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This Statement of
 Additional Information does not constitute a prospectus.




                      The Bjurman Funds


           STATEMENT OF ADDITIONAL INFORMATION

                   March 31, 1997



This Statement of Additional Information dated March 31, 1997 is not a prospectus but should be read in conjunction with the separate Prospectus describing shares of the Bjurman Micro-Cap Fund (the "Fund") dated March 31, 1997. The Prospectus may be amended or supplemented from time to time. No investment in shares should be made without first reading the Prospectus. This Statement of Additional Information is intended to provide additional information regarding the activities and operations of the Fund . A copy of the Prospectus may be obtained without charge from George D. Bjurman & Associates (the "Adviser") at the address and telephone numbers below.



Underwriter:                                       Adviser:

FPS Broker Services, Inc.              George D. Bjurman & Associates
3200 Horizon Drive                     10100 Santa Monica Boulevard
P.O. Box 61503                         Suite 1200
King of Prussia, PA 19406-0903         Los Angeles, CA 0067-4103
(610) 239-4700                         (310) 553-6577
(800) 227-7264


No person has been authorized to give any information or to make any representations not contained in this Statement of Additional Information or in the Prospectus in connection with the offering made by the Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Trust or its distributor. The Prospectus does not constitute an offering by the Trust or by the distributor in any jurisdiction in which such offering may not lawfully be made.



       TABLE OF CONTENTS

                                                       Page




The Trust and the Fund . . . . . . . . . . . . . . . . .

Investment Policies and Techniques
   Bankers' Acceptances. . . . . . . . . . . . . . . . .
   Certificates of Deposits. . . . . . . . . . . . . . .
   Common Stock. . . . . . . . . . . . . . . . . . . . .
   Preferred Stock . . . . . . . . . . . . . . . . . . .
   Time Deposits . . . . . . . . . . . . . . . . . . . .
   Loans of Portfolio Securities . . . . . . . . . . . .
   Illiquid Securities . . . . . . . . . . . . . . . . .
   Repurchase Agreements . . . . . . . . . . . . . . . .
   Rule 144A Securities. . . . . . . . . . . . . . . . .
   Other Investments . . . . . . . . . . . . . . . . . .

Investment Restrictions. . . . . . . . . . . . . . . . .

Investment Advisory and Other Services
   Investment Adviser . . . . . . . . . . . .
   Investment Advisory Agreement . . . . . . . . . . . .
   Administrator . . . . . . . . . . . . . . . . . . . .
   Underwriter . . . . . . . . . . . . . . . . . . . . .

Trustees and Officers. . . . . . . . . . . . . . . . . .

Net Asset Value. . . . . . . . . . . . . . . . . . . . .

Taxes. . . . . . . . . . . . . . . . . . . . . . . . . .

Portfolio Transactions and Brokerage Commissions . . . .

Performance Information
   In General. . . . . . . . . . . . . . . . . . . . . .
   Total Return Calculation. . . . . . . . . . . . . . .
   Performance and Advertisements  . . . . . . . . . . .

Other Information
   Limitations on Trustees' Liability. . . . . . . . . .
   Independent Accountants . . . . . . . . . . . . . . .
   Reports to Shareholders . . . . . . . . . . . . . . .

                  THE TRUST AND THE FUND

This Statement of Additional Information relates to Bjurman Micro-Cap Fund (the "Fund"), a separate series of The Bjurman Funds (the "Trust"), an open-end management company established on September 26, 1996 under Delaware law as a Delaware business trust. The Trust Instrument permits the Trust to offer separate series of shares of beneficial interest. The Trust is a newly formed entity and has no prior operating history.


             INVESTMENT POLICIES AND TECHNIQUES

The following supplements the information contained in each respective Prospectus for the Fund regarding the permitted investments and risk factors and the investment objective and policies of the Fund.


Bankers' Acceptances:
Negotiable bills of exchange or time drafts drawn on and accepted by a commercial bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Bankers' Acceptances are used by corporations to finance the shipment and storage of goods and to furnish dollar exchanges. Banker's Acceptances generally mature within six months.


Certificates of Deposit:
A negotiable interest-bearing instrument with a specific maturity date. Certificates of deposit are issued by U.S. commercial banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit generally carry penalties for early withdrawal.

Common Stock:
Common stock is defined as shares of a corporation that entitle the holder to a pro rata share of the profits of the corporation, if any, without a preference over any other shareholder or class of shareholders, including holders of the corporation's preferred stock and other senior equity. Common stock usually carries with it the right to vote, and frequently, an exclusive right to do so. Holders of common stock also have the right to participate in the remaining assets of the corporation after all other claims, including those of debt securities and preferred stock, are paid.

Preferred Stock:

Generally, preferred stock receives dividends prior to distributions on common stock and usually has a priority of claim over common stockholders if the issuer of the stock is liquidated. Unlike common stock, preferred stock does not usually have voting rights; preferred stock, in some instances, is convertible into common stock. In order to be payable, dividends on preferred stock must be declared by the issuer's Board of Directors. Dividends on preferred stock typically are cumulative, causing dividends to accrue even if not declared by the Board of Directors. There is, however, no assurance that dividends will be declared by the Board of Directors of issuers of the preferred stocks in which the Fund invests.

Time Deposits:
A non-negotiable receipt issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits in excess of seven days with a withdrawal penalty are considered to illiquid securities. The Fund will not invest more than 15% of its net assets in illiquid securities, including time deposits.

Loans of Portfolio Securities:
The Fund may lend portfolio securities to broker-dealers and financial institutions provided that (1) the loan is secured continuously by collateral marked-to-market daily and maintained in an amount at least equal to the current market value of the securities loaned; (2) the Fund may call the loan at any time and receive the securities loaned; (3) the Fund will receive any interest or dividends paid on the loaned securities and (4) the aggregate market value of securities loaned by the Fund will not at any time exceed 33% of the total assets of the Fund.

Collateral will consist of U.S. government securities, cash equivalents or irrevocable letters of credit. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to maintain the proper amount of collateral. Therefore, the Fund will only enter into portfolio loans after a review by the Adviser, under the supervision of the Board of Trustees, including a review of the creditworthiness of the borrower. Such reviews will be monitored on an ongoing basis.

Illiquid Securities:
The Board of Trustees has delegated the function of making day-to-day determinations of liquidity to the Adviser pursuant to guidelines reviewed by the Board of Trustees. The Adviser will monitor the liquidity of securities held by the Fund, and report periodically on such determinations to the Board of Trustees.



Repurchase Agreements:
The financial institutions with whom the Fund may enter into repurchase agreements are banks and non-bank dealers of U.S. Government securities that are listed on the Federal Reserve Bank of New York's list of reporting dealers and banks, if such banks and non-bank dealers are deemed creditworthy by the Adviser. The Adviser will continue to monitor the creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain during the term of the agreement the value of the securities subject to the agreement at not less than the repurchase price. The Fund will only enter into a repurchase agreement where the market value of the underlying security, including accrued interest, will at all times be equal to or exceed the value of the repurchase agreement.


Rule 144A Securities:
The Fund may invest in securities that are exempt from the registration requirements of the Securities Act of 1933, as amended (the "Securities Act") pursuant to Securities and Exchange
Commission ("SEC") Rule 144A. Those securities, purchased pursuant to Rule 144A, are traded among qualified institutional buyers, and are subject to the Fund's limitation on illiquid investment.


Investing in securities under Rule 144A could have the effect of increasing the levels of the Fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. The Fund will limit its investments in illiquid securities including securities of issuers which the Fund is restricted from selling to the public without registration under the Securities Act to no more than 15% of the Fund's net assets (excluding restricted securities eligible for resale pursuant to Rule 144A that have been determined to be liquid by the Fund's Board of Trustees).

Other Investments:
Subject to prior disclosure to shareholders, the Board of Trustees may, in the future, authorize the Fund to invest in securities other than those listed here and in the prospectus, provided that such investment would be consistent with the Fund's investment objective, and that it would not violate any fundamental investment policies or restrictions applicable to the Fund.


                  INVESTMENT RESTRICTIONS

The investment restrictions set forth below are only fundamental restrictions and may not be changed without the approval of a majority of the outstanding voting shares (as defined in the Investment Company Act of 1940, as amended (the "1940 Act") of the Fund. Unless otherwise indicated, all percentage limitations listed below apply at the time of the transaction only. Accordingly, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in the percentage which results from a relative change in values or from a change in the Fund's total assets will not be considered a violation.

The Adviser will use "FactSet" computor software to catagorize the industries in which the Fund invests ("FactSet Codes"). The FactSet Codes that are assigned may or may not correspond to the Standard Industry Codes ("SIC Codes"); however, the Adviser feels that the differences are not substantial enough to effect the percentage of asset restrictions above. In most cases the SIC Codes will match the FactSet Codes.


Except as set forth under "INVESTMENT OBJECTIVE" and "INVESTMENT
POLICIES and STRATEGIES" and "RISK FACTORS" in the Prospectus, the Fund may not:

     1. purchase securities of any one issuer if, as a result, more than 5% of the Fund's total assets would be invested in securities of that issuer or the Fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 15% of the Fund's total assets may be invested without regard to this limitation, and except that this limit does not apply to securities issued or guaranteed by the U.S. government, its agencies and instrumentalities or to securities issued by other investment companies;

     2. purchase any security if, as a result of that purchase, 15% or more of the Fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities;

     3. issue senior securities or borrow money, except as permitted under the 1940 Act and then not in excess of one-third of the Fund's total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes. The Fund will not purchase securities when borrowings exceed 5% of its total assets;

     4. pledge, hypothecate, mortgage or otherwise encumber its assets, except in an amount up to one-third of the value of its net assets but only to secure borrowing for temporary or emergency purposes, such as to effect redemptions;

     5. make loans, except through loans of securities or through repurchase agreements, provided that, for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interest therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan;

     6. engage in the business of underwriting the securities of others, except to the extent that the Fund might be considered an underwriter under the Federal securities laws in connection with its disposition of securities; or

     7. purchase or sell real estate, except that investments in securities of issuers that invest in real estate or other instruments supported by interests in real estate are not subject to this limitation, and except that the Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.


The following investment limitations are not fundamental and may be changed without shareholder approval. The Fund does not currently intend to;

(i) engage in uncovered short sales of securities or maintain a short position;

(ii) purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions;

(iii) purchase securities of other investment companies except as permitted by the 1940 Act and the rules and regulations thereunder;

(iv) invest in companies for the purpose of exercising control or management;

(v) invest in oil, gas or mineral exploration or development programs or leases, except that investment in securities of issuers that invest in such programs or leases and investments in asset-backed securities supported by receivables generated by such programs or leases are not subject to this prohibition; and

 (vi) invest more than 5% of its net assets in warrants, including within that amount no more than 2% in warrants which are not listed on the New York or American Stock exchanges, except warrants acquired as a result of its holdings of common stocks.


           INVESTMENT ADVISORY AND OTHER SERVICES

Investment Adviser
George D. Bjurman & Associates serves as the Fund's investment adviser and manager, and is an investment adviser registered as such under the Investment Advisers Act of 1940, as amended. The Adviser was founded in 1970 and is wholly owned by senior associates and the Bjurman family. G. Andrew Bjurman and O. Thomas Barry, III own 40% and 20%, respectively, of the Adviser and as a result may be deemed to be "control persons" of the Adviser. The Adviser currently has $2.5 billion in assets under management.


Investment Advisory Agreement
The Fund and the Adviser have entered into an investment advisory agreement for a two-year period (the "Investment Advisory Agreement"). The Investment Advisory Agreement provides that the Adviser shall furnish advice to the Fund with respect to its investments and shall determine what securities shall be purchased or sold by the Fund. The prospectus describes the Adviser's duties, compensation and the allocation of expenses between the Fund and the Adviser.

The Investment Advisory Agreement provides that the Adviser shall not be protected against any liability to the Fund or its shareholders by reason of the Adviser's willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.


The continuance of the Investment Advisory Agreement, after the first two years, must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of Fund, and
(ii) by the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Investment Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Fund, or by a majority of the outstanding shares of the Fund on 60-days' written notice to the Adviser.

Administrator
FPS Services, Inc., 3200 Horizon Drive, P.O. Box 61503, King of
Prussia, Pennsylvania 19406-0903 (the "Administrator") provides certain administrative services to the Fund pursuant to an Administrative Services Agreement.

Under the Administrative Services Agreement, the Administrator: (1) coordinates with the Custodian and Transfer Agent and monitors the services they provide to the Fund; (2) coordinates with and monitors any other third parties furnishing services to the Fund; (3) provides the Fund with necessary office space, telephones and other communications facilities and personnel competent to perform administrative and clerical functions; (4) supervises the maintenance by third parties of such books and records of the Fund as may be required by applicable federal or state law; (5) prepares and, after approval by the Fund, files and arranges for the distribution of proxy materials and periodic reports to shareholders of the Fund as required by applicable law; (6) prepares and, after approval by the Fund, arranges for the filing of such registration statements and other documents with the SEC and other federal and state regulatory authorities as may be required by applicable law; (7) reviews and submits to the officers of the Fund for their approval invoices or other requests for payment of the Fund's expenses and instructs the Custodian to issue checks in payment thereof; and (8) takes such other action with respect to the Fund as may be necessary in the opinion of the Administrator to perform its duties under the agreement.



Pursuant to this Administrative Services Agreement, FPS receives a fee computed at the annual rate of 0.15% of the first $50 million of total average daily net assets, 0.10% of the next $50 million of total average daily net assets and 0.05% of total net assets in excess of $100 million. The minimum annual fees under the agreement shall not be less than $55,000 for the initial series' first class of shares and $12,000 for each additional separate series or class thereof.


Underwriter
FPS Broker Services, Inc. ("FPSB"), 3200 Horizon Drive, P.O. Box 61503, King of Prussia, Pennsylvania 19406-0903, has been engaged pursuant to an agreement for the limited purpose of acting as statutory underwriter to facilitate the registration of shares of the Fund under state securities laws and to assist in the sale of shares.

Shares of the Fund are subject to a distribution plan (the
"Distribution Plan") pursuant to Rule 12b-1 under the 1940 Act.    As
provided in the Distribution Plan, the Fund will pay an annual fee of 0.25% of the Fund's average daily net assets to FPSB as compensation for its services. From these amounts, FPSB may make payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies, investment counselors and broker-dealers as compensation for services, reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services. The Distribution Plan is characterized as a compensation plan because the distribution fee will be paid to FPSB as distributor without regard to the distribution or shareholder service expenses incurred by FPSB or the amount of payments made to financial institutions and intermediaries. The Fund intends to operate the Distribution Plan in accordance with their terms and within the rules of the National Association of Securities Dealers, Inc. concerning sales charges. Pursuant to such rules, the Distributor is required to limit aggregate initial sales charges and asset-based sales charges to 6.25% of total gross sales of shares.


The Distribution Plan will continue in effect from year to year, provided that each such continuance is approved at least annually by a vote of the Board of Trustees, including a majority vote of the Trustees, cast in person at a meeting called for the purpose of voting on such continuance. The Distribution Plan may be terminated at any time, without penalty, by vote of a majority of the independent trustees or by vote of the holders of a majority of the outstanding shares of the applicable class on not more than 60-days', written notice to any other party to the Plan and shall terminate automatically in the event of its assignment. The Plan may not be amended to increase materially the amounts to be spent for the services described herein without approval by the shareholders of the applicable class, and all material amendments are required to be approved by the Board of Trustees. The Plan will automatically terminate in the event of its assignment. Pursuant to the Plan, the Board of Trustees will review at least quarterly a written report of the distribution expenses incurred on behalf of each class of shares of the Fund. The report will include an itemization of the distribution expenses and the purpose of such expenditures.


                  TRUSTEES AND OFFICERS

The Trustees and executive officers of the Fund and their principal occupations for the last five years are set forth below. Each
Trustee who is an "interested person", as that term is defined in the 1940 Act, of the Fund is indicated by an asterisk.

G. Andrew Bjurman and O. Thomas Barry, III share the office of the presidency of the Trust. They are jointly vested in full executive authority under the Trust's By-Laws.


NAME           AGE  POSITION       PRINCIPAL
                    WITH FUND      OCCUPATION

G. Andrew
Bjurman*       48   Co-President   Mr. Bjurman joined George
George D.                          Bjurman & Associates
Bjurman &                          ("GDBA") when it was
Associates                         founded in 1970 as Vice
10100 Santa Monica                 President and Portfolio
Boulevard, Suite                   Manager. At that time he
1200, Los Angeles                  assumed responsibility for
CA 90067-4103                      The portfolio management of
                                   institutional accounts.

                                   From 1974 to 1978 he acted
                                   as Executive Vice President
                                   and Senior Portfolio Manager.
                                   In 1978 he assumed his present
                                   responsibilities as President and
                                   Chief Executive Officer of the
                                   firm.  He is currently a member of the
                                   GDBA Investment Policy Committee. In
                                   1977 he became both a Chartered Investment
                                   Counselor and Financial Analyst.
_____________________________________________________________________

O. Thomas Barry,    52   Co-President   Mr. Barry joined GDBA
III*                                    in 1978 as Vice President
George D. Bjurman                       and Senior Portfolio
Associates                              Manager.  In 1979 he
10100 Santa Monica                      became Executive Vice
Boulevard                               President and he assumed
Suite 1200                              the responsibility
Los Angeles, CA                         of Director of Research.
90067-4103                              He is a member of the
                                        Investment Policy Committee.
                                        In 1982 he became the Senior
                                        Executive Vice President and in 1985
                                        he also became Director of
                                        Investments.  Prior to
                                        joining the firm, Mr. Barry
                                        acted as Senior Investment
                                        Officer and Portfolio
                                        Manager for Security Pacific
                                        National Bank of Los
                                        Angeles and was a member of
                                        the Stock Selection Committee.
                                        In 1977 he became a
                                        Chartered Financial Analyst
                                        and in 1978 a Chartered
                                        Investment Counselor.
_____________________________________________________________________

Donald W. Hudson, Jr.    51   Trustee   Mr. Hudson has been Senior
CB Commercial                 Chairman  Vice President of CB Commercial
Real Estate                   of Audit  Real Estate since 1993. Prior
533 South Fremont             Committee to that Mr.Hudson was Associate
Los Angeles, CA 90071                   Vice President of Cushman Realty, a
                                        commercial real estate firm.
_____________________________________________________________________

Joseph E. Maiolo    58   Trustee        Mr. Maiolo is an industrial
INCO Commercial                         real estate broker/
Brokerage                               developer.  He has been
14700 Firestone                         owner/broker of Joseph
Boulevard, #111                         E. Maiolo & Associates,
La Mirda, CA 90638                      Inc. since 1980 and owner/
                                        broker of INCO Commercial
                                        Brokerage and Penta Pacific
                                        Properties, L.A. since
                                        1995.
_____________________________________________________________________

William Wallace*    49   Trustee        Mr. Wallace is Vice
Wallace Properties                      President and owner of
5288 South Franklin                     Wallace Properties, a
Circle                                  residential real estate
Greenwood Village,                      business.
CO 80121
_____________________________________________________________________










                    COMPENSATION TABLE
                   Trustees and Officers

               Estimated Aggregate      Estimated total
               Compensation from        Compensation from
Name of        Trust for Fiscal         Trust and Fund
Trustee        Year End 2/28/98         Complex Paid to Trustees(1)


Joseph E. Maiolo         $4,500              $4,500

Donald W. Hudson, Jr.    $4,500              $4,500

William Wallace**        $4,500              $4,500

G. Andrew Bjurman*       $    0              $    0

O. Thomas Barry, III*    $    0              $    0


* This Trustee is considered an "Interested Person" of the Trust as defined under the 1940 Act.
** This Trustee is considered an "Interested Person" of the Trust, but not of other parties, as defined under the 1940 Act.

(1) This amount represents the estimated aggregate amount of compensation paid to the Trustees for service on the Board of Trustees for the calendar year ending December 31, 1997.


No officer or Trustee of the Trust who is also an officer or employee of the Adviser receives any compensation from the Trust for services to the Trust. The Trust pays each Trustee who is not affiliated with the Adviser a fee of $4,500 per year, and reimburses each Trustee and officer for out-of-pocket expenses in connection with travel and attendance at such meetings.


                      NET ASSET VALUE

The net asset value per share is computed by dividing the value of the assets of the Fund, less its liabilities, by the number of shares outstanding.




Portfolio securities are valued and net asset value per share is determined as of the close of regular trading on the New York Stock Exchange ("NYSE") which currently is 4:00 p.m. (Eastern Time), on each day the NYSE is open for trading. The NYSE is open for trading every day except Saturdays, Sundays and the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. Additionally, if any of the aforementioned holidays falls on a Saturday, the NYSE will not be open for trading on the preceding Friday and when such holiday falls on a Sunday, the NYSE will not be open for trading on the succeeding Monday, unless unusual business conditions exist, such as the ending of a monthly or the yearly accounting period.


                           TAXES

The following is only a summary of certain federal tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus, and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisers with specific reference to their own tax situations, including their state and local tax liabilities. Heller Ehrman White & McAuliffe, legal counsel to the Fund, has expressed no opinion in respect thereof. Non U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of the Fund, including the possibility that distributions may be subject to a 30% United States withholding tax.



Federal Income Tax
The following discussion of federal income tax consequences is based on The Internal Revenue Code of 1986, as amended ("the Code"), court decisions and published administrative materials from the Internal Revenue Service and as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.


The Fund intends to qualify and elect to be treated as a "regulated investment company" ("RIC") as defined under Subchapter M of the Code. By doing so, the Fund expects to eliminate or reduce to a nominal amount the federal income taxes to which it may be subject. In order to qualify for treatment as a RIC under the Code, the Fund generally must distribute annually to its shareholders at least 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain) (the "Distribution Requirement") and must meet several additional requirements. Among these requirements are the following: (i) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, or certain other income; (ii) the Fund must derive less than 30% of its gross income each taxable year from the sale or other disposition of stocks or securities and certain other assets held for less than three months; (iii) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of the Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer and (iv) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses. Notwithstanding the Distribution Requirement described above, which requires only that the Fund distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain (the excess of net long-term capital gain over net short-term capital loss), the Fund will be subject to a nondeductible 4% federal excise tax to the extent that it fails to distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income (the excess of short- and long-term capital gains over short- and long-term capital losses) for the one-year period ending on October 31 of that year, plus certain other amounts. The Fund intends to make sufficient distributions of its ordinary income and capital gain net income prior to the end of each calendar year to avoid liability for federal excise tax.


In the case of corporate shareholders, distributions from the Fund may qualify for the corporate dividends-received deduction to the extent the Fund designates the amount distributed as a qualifying dividend. Availability of the dividends-received deduction is subject to certain holding period and debt-financing limitations.


Distributions of net capital gains (i.e, the excess of net long-term capital gains over net short-term capital losses) by the Fund are taxable to the recipient shareholders as a long-term capital gain, without regard to the length of time a shareholder has held Fund shares. Capital gain distributions are not eligible for the dividends-received deduction referred to in the preceding paragraph.


Any gain or loss recognized on a sale, redemption or exchange of shares of the Fund by a non-exempt shareholder who is not a dealer in securities generally will be treated as a long-term capital gain or loss if the shares have been held for more than one year and otherwise generally will be treated as a short-term capital gain or loss. If shares of the Fund on which a net capital gain distribution has been received are subsequently sold, redeemed or exchanged and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the long-term capital gain distribution received with respect to such shares.


In certain cases, the Fund will be required to withhold, and remit to the United States Treasury, 31% of any distributions paid to a shareholder who (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding by the Internal Revenue Service or (3) has not certified to the Fund that such shareholder is not subject to backup withholding.


If the Fund fails to qualify as a RIC for any taxable year, it will be subject to tax on its taxable income at regular corporate rates. In such an event, distributions from the Fund (to the extent of its current and accumulated "earnings and profits") generally would be eligible for the corporate dividends-received deduction for corporate shareholders.

      PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

The Fund does not have an obligation to place orders with any broker/dealer or group of broker/dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees, the Adviser is responsible for placing the orders to execute transactions for the Fund. In placing orders, it is the policy of the Fund to seek to obtain the best execution taking into account such factors as price (including the applicable dealer spread), the size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, the firm's risk in positioning the securities involved, the Adviser's past experience in placing orders through the firm, and the firm's research capabilities. While the Adviser generally seeks reasonably competitive spreads, the Fund will not necessarily be paying the lowest spread available for a particular transaction.


The Fund and the Adviser may direct portfolio transactions to persons or firms because of research and investment services provided by such persons or firms if the commissions or spreads on the transactions are reasonable in relation to the value of the investment information provided. Among such research and investment services are those that brokerage houses customarily provide to institutional investors and include statistical and economic data and research reports on companies and industries. Such research provides lawful and appropriate assistance to the Adviser in the performance of its investment decision-making responsibilities. The Adviser may use these services in connection with all of its investment activities, and some services obtained in connection with the Fund's transactions may be used in connection with other investment advisory clients of the Adviser, including other mutual funds and other series of the Trust, if any.


The Fund may invest in securities that are traded exclusively in the over-the-counter market. The Fund may also purchase securities listed on a national securities exchange through the "third market"
(i.e., through markets other than the exchanges on which the securities are listed). When executing transactions in the over-the-counter market or the third market, the Adviser will seek to execute transactions through brokers or dealers that, in the Adviser's opinion, will provide the best overall price and execution so that the resultant price to the Fund is as favorable as possible under prevailing market conditions.


It is not the Fund's practice to allocate brokerage or principal business on the basis of sales of its shares which may be made through brokers or dealers. However, the Adviser may place portfolio orders with qualified broker/dealers who recommend the Fund to clients, and may, when a number of brokers and dealers can provide best net results on a particular transaction, consider such recommendations by a broker or dealer in selecting among broker/dealers.


It is possible that purchases or sales of securities for the Fund also may be considered for other clients of the Adviser or its affiliates, including the other series of the Trust, if any. Any transactions in such securities at or about the same time will be allocated among the Fund and such other clients in a manner deemed equitable to all by the Adviser, taking into account the respective sizes of the Fund and the other clients' accounts, and the amount of securities to be purchased or sold. It is recognized that it is possible that in some cases this procedure could have a detrimental effect on the price or volume of the security so far as the Fund is concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower commissions will be beneficial to the Fund.


                 PERFORMANCE INFORMATION

In General
From time to time, the Fund may include general comparative information, such as statistical data regarding inflation, securities indices or the features or performance of alternative investments, in advertisements, sales literature and reports to shareholders. The Fund may also include calculations, such as hypothetical compounding examples or tax-free compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of the Fund.

From time to time, the total return of the Fund may be quoted in advertisements, shareholder reports or other communications to shareholders.




Total Return Calculation
The Fund computes average annual total return by determining the average annual compounded rate of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment. This is done by dividing the ending redeemable value of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

       Average Annual Total Return = P (1 + T)n = ERV

   Where:    ERV  = ending redeemable value at the end of the

   period covered by the computation of a hypothetical $1,000 payment made at the beginning of the period.

             P    = hypothetical initial payment of
                    $1,000.

             n    = period covered by the computation,
                      expressed in terms of years.

         T    = average annual total return.

The Fund computes the aggregate total return by determining the aggregate compounded rate of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

      Aggregate Total Return =  [ (ERV)  - 1 ]
                                        P

   Where:    ERV  = ending redeemable value at the end of
                    the period covered by the computation of a hypothetical $1,000 payment made at the beginning of the period.

             P    = hypothetical initial payment of
                    $1,000.

The calculations of average annual total return and aggregate total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value (variable "ERV" in each formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations. Since performance will fluctuate, performance data for the Fund should not be used to compare an investment in the Fund's shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed-upon or guaranteed fixed yield for a stated period of time. Shareholders should remember that performance is generally a function of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses and market conditions.

Performance and Advertisements
From time to time, in marketing and other fund literature, the Fund's performance may be compared to the performance of other mutual funds in general or to the performance of particular types of mutual funds with similar investment goals, as tracked by independent organizations. Among these organizations, Lipper Analytical Services, Inc. ("Lipper"), a widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, may be cited. Lipper performance figures are based on changes in net asset value, with all income and capital gains dividends reinvested. Such calculations do not include the effect of any sales charges imposed by other funds. The Fund will be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings. The Fund's performance may also be compared to the average performance of its Lipper category.

The Fund's performance may also be compared to the performance of other mutual funds by Morningstar, Inc. ("Morningstar") which ranks funds on the basis of historical risk and total return. Morningstar's rankings range from five stars (highest) to one star (lowest) and represent Morningstar's assessment of the historical risk level and total return of a fund as a weighted average for three, five and ten year periods. Ranks are not absolute or necessarily predictive of future performance.

In assessing such comparisons of yield, return or volatility, an investor should keep in mind that the composition of the investments in the reported indices and averages is not identical to those of the Fund, that the averages are generally unmanaged, and that the items included in the calculations of such averages may not be identical to the formula used by the Fund to calculate its figures.

                     OTHER INFORMATION

Limitation of Trustees' Liability
The Trust Instrument provides that a Trustee shall be personally liable only to the Trust for any act, omission or obligation of the Trust or Trustee. A Trustee will not be liable for any act or omission of any officer, employee, agent or investment advisor of the Trust. The Trust Instrument also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Trust Instrument that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Trust Instrument shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. All Trustee's liability is further subject to the limitations imposed by the 1940 Act.

Independent Accountants
Deloitte & Touche LLP, 1000 Wilshire Boulevard, Los Angeles,
California, 90017-2472, has been selected as the independent accountants for the Fund. Deloitte & Touch LLP provides audit and tax services. The books of the Fund will be audited at least once a year by Deloitte & Touche LLP.

Reports to Shareholders
Shareholders will receive unaudited semi-annual reports describing the Fund's investment operations and annual financial statements audited by the Fund's independent certified public accountants. Inquiries regarding the Fund may be directed to the Adviser at
(310) 553-6577 or FPS at (800) 227-7264.

                       The Bjurman Funds

                         Form N-1A

                Part C  -- Other Information

Part C.  Other Information

Item 24.   Financial Statements and Exhibits.

           (a)   Financial Statements.
                 (To be filed by amendment.)

           (b)   Exhibits:

              Exhibits filed pursuant to Form N-1A:

              (1) Trust Instrument is incorporated by reference to Exhibit Number (1) of Registration Statement No.333-16033 filed on November 13, 1996. Certificate of Amendment filed herewith.

              (2) By-Laws are incorporated by reference to Exhibit Number (2) of Registration Statement No.333-16033 filed on November 13, 1996. Revised By-Laws reflecting trust name change filed herewith.

              (3)    Voting Trust Agreement -- None

              (4)    All Instruments Defining the Rights of
                     Holders--None

              (5)    Investment Advisory Contracts --Filed herewith.

              (6)    Underwriting Agreement -- Filed herewith.

              (7) Bonus, Profit Sharing, Pension or Other Similar Contracts -- None

              (8)   (a) Custody Agreement -- to be filed by amendment

                   (b) Custody Administration Agreement- filed
                herewith.

              (9)    (a)   Transfer Agent Services Agreement  --

              Filed herewith.

                     (b)   Administration Agreement  -- Filed
                         herewith.

                     (c)   Accounting Services Agreement  -- Filed
                herewith.

              (10)   (a)   Opinion and Consent of Heller Ehrman
                           White & McAuliffe regarding the legality of the securities being issued -- Filed herewith.

               (11)   Consent of Independent Auditors -- Filed
                herewith.

              (12)   Financial Statements Omitted from Item 23.--
                     None

              (13)   Agreements or Understandings Made in
                     Consideration for Providing the Initial
                     Capital-- None

              (14)   Model Plan -- None

              (15)   Plan of Distribution pursuant to Rule
                     12b-1 -- Filed herewith.


              (16)   Schedule for Computation of Performance
                     Quotations -- None.

              (17)   Financial Data Schedule -- None.

              (18) Plan of Distribution pursuant to Rule 18f-3 with respect to Multiple Class Shares -- None.

              (19)   Trustees' Powers of Attorney -- Filed herewith.
                   (a)    G. Andrew Bjurman
                   (b)    O. Thomas Barry, III
                   (c)    Donald W. Hudson, Jr.
                   (d)    Joseph E. Maiolo
                   (e)    William Wallace


Item 25.   Persons Controlled by or Under Common Control with
           Registrant.

               None.

Item 26.   Number of Holders of Securities.

               None.

Item 27.   Indemnification.

   Reference is made to Article X of the Registrant's Trust
Instrument (previously filed as Exhibit 1 of Registration Statement No. 333-16033 filed on November 13, 1996).

        Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust's Trust Instrument, its By-Laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 28.   Business and Other Connections of Investment Adviser.

        George D. Bjurman & Associates, 10100 Santa Monica Boulevard, Suite 1200, Los Angeles, California 90067-4103 provides investment advisory services to individual and institutional investors, and as of November, 1996 had approximately $2.5 billion in assets under management.

        For information as to any other business, vocation or employment of a substantial nature in which each Trustee or officer of the Registrant's investment adviser has been engaged for his own account or in the capacity of Trustee, officer, employee, partner or trustee, reference is made to Form ADV for George D. Bjurman & Associates (File #801-06776) filed under the Investment Advisers Act of 1940, and incorporated herein by reference.

Item 29.   Principal Underwriter.

   (a) FPS Broker Services, Inc. ("FPSB"), the principal underwriter for the Registrant's securities, currently acts as principal underwriter for the following entities:

              The Brinson Funds, Inc.
              Chicago Trust Funds
              Fairport Funds
              First Mutual Funds
              Focus Trust, Inc.
              IAA Trust Mutual Funds
              Matthews International Funds
              McM Funds
              Polynous Trust
              Sage/Tso Trust
              Smith Breeden Series Fund
              Smith Breeden Short Duration U.S. Government Fund
              Smith Breeden Trust
              The Stratton Funds, Inc.
              The Japan Alpha Fund
              Stratton Growth Fund, Inc.
              Stratton Monthly Dividend Shares, Inc.
              The Timothy Plan

           (b) The table below sets forth certain information as to the Underwriter's Directors, Officers and Control
                 Persons:


                                  Position           Position and
           Name and Principal     and Offices        Offices with
           Business Address       with Underwriter   Registrant

           Kenneth J. Kempf       Director and       None
           3200 Horizon Drive     President
           P.O. Box 61503
           King of Prussia, PA  19406-0903

           Lynne M. Cannon        Vice President     None
           3200 Horizon Drive     and Principal
           P.O. Box 61503
           King of Prussia, PA  19406-0903

           Rocky C. Cavalieri     Director and       None
           3200 Horizon Drive     Vice President
           P.O. Box 61503
           King of Prussia, PA  19406-0903

           Gerald J. Holland      Director, Senior   None
           3200 Horizon Drive     Vice President
           P.O. Box 61503         and Principal
           King of Prussia, PA  19406-0903

           Joseph M. O'Donnell,   Director and       None
           Esq.                   Vice President
           3200 Horizon Drive
           P.O. Box 61503
           King of Prussia, PA  19406-0903


           Sandra L. Adams        Assistant Vice    None
           3200 Horizon Drive     President
           P.O. Box 61503         and Principal
           King of Prussia, PA  19406-0903

           Mary P. Efstration     Secretary         None
           3200 Horizon Drive
           P.O. Box 61503
           King of Prussia, PA  19406-0903

           John H. Leven          Treasurer         None
           3200 Horizon Drive
           P.O. Box 61503
           King of Prussia, PA  19406-0903


James W. Stratton may be considered a control person of the Underwriter due to his direct or indirect ownership of FPS Services, Inc., the parent of the Underwriter.

           (c)   Not Applicable.


Item 30.   Location of Accounts and Records.

   All records described in Section 31(a) of the 1940 Act and the Rules 17 CFR 270.31a-1 to 31a-3 promulgated thereunder, are maintained by the Trust's Investment Adviser, George D. Bjurman & Associates, 10100 Santa Monica Boulevard, Suite 1200, Los Angeles, California 90067-4103, except for those maintained by the Fund's Custodian, The Bank of New York, 277 Park Avenue, New York, New York 10172 and the Trust's Administrator, Transfer Agent and Fund Accounting Services Agent, FPS Services Inc., 3200 Horizon Drive, P.O. Box 61503, King of Prussia, PA 19428.

Item 31.   Management Services.

   There are no management-related service contracts not discussed in Part A or Part B.

Item 32.   Undertakings.

   (a) Registrant hereby undertakes to file an amendment to this Registration Statement with certified financial statements showing the initial capital received before accepting subscriptions from any person in excess of 25 if Registrant proposes to raise its initial capital pursuant to Section 14(a)(3) of the 1940 Act.

   (b) Registrant hereby undertakes to file a post-effective amendment within four to six months from the effective date of this Registration Statement under the Securities Act of 1933. Registrant understands that such post-effective amendment will contain reasonably current financial statements which need not be certified by independent public accountants.

   (c) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest
Annual Report to Shareholders upon request and without charge.

   (d) The Registrant hereby undertakes to promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any director or directors when requested in writing to do so by the record holders of not less than 10 percent of the Registrant's outstanding shares and to assist its shareholders in accordance with the requirements of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications.

                         SIGNATURES



Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Los Angeles, and State of California on the 13th day of March 1997.

                                      The Bjurman Funds
                                        Registrant


                                  By    /s/ G. Andrew Bjurman
                                       G. Andrew Bjurman
                                              Trustee

                                  By     /s/ O. Thomas Barry, III
                                         O. Thomas Barry, III
                                              Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement of The Bjurman Funds has been signed below by the following persons in the capacities and on the date indicated.


Signature                  Capacity            Date




/s/ G. Andrew Bjurman      Co-President &       03/13/97
                         Trustee
G. Andrew Bjurman

/s/ O. Thomas Barry, III   Co-President &       03/13/97
                           Trustee
O. Thomas Barry, III

/s/ William Wallace        Trustee              03/13/97

William Wallace

/s/ Donald W. Hudson, Jr.  Trustee              03/13/97

Donald W. Hudson, Jr.

/s/ Joseph E. Maiolo       Trustee              03/13/97

Joseph E. Maiolo

















                       The Bjurman Funds

               Index to Exhibits to Form N-1A




Exhibit                                                Page


99.B1       Certificate of Amendment

99.B2       By-Laws-Revised. . . . .

99.B5       Investment Advisory Agreement . . . . . .

99.B6     Underwriting Agreement. . . . . . . . . .

99.B8(b)  Custody Administration Agreement

99.B9(a)  Transfer Agent Services Agreement

99.B9(b)  Administration Agreement

99.B9(c)  Accounting Services Agreement

99.B10    Opinion and Consent of Counsel

99.B15    Distribution Plan pursuant to 12b-1

99.B19    Powers of Attorney
            (a) G. Andrew Bjurman
            (b) O. Thomas Barry, III
            (c) William Wallace
            (d) Donald W. Hudson, Jr.
            (e) Joseph E. Maiolo